Subsequent Events (Details) - USD ($)	1 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 07, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Newly issued price (in dollars per share)		$ 9.20			$ 9.20
Angel Studios, Inc. CIK: 0001671941
Subsequent Events
Common stock, shares issued		25,667,960			24,991,300	24,272,281
Coupon rate (in percent)			10.00%
Subsequent Event | Revolving P&A loan agreement | Angel P&A | Angel Studios, Inc. CIK: 0001671941
Subsequent Events
Amount drawn from loan agreement	$ 2,000,000
Coupon rate (in percent)	10.00%
Subsequent Event | Class C | Angel Studios, Inc. CIK: 0001671941
Subsequent Events
Common stock, shares issued	219,767
Price per common shares issued	$ 14.18
Newly issued price (in dollars per share)				$ 14.18